IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge by Trading Activities (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Market Risk [line items]
IRC (one-year measure)	$ 298.5	$ 280.7	$ 200.2
Default risk [member]
Market Risk [line items]
IRC (one-year measure)	203.5	200.2	142.4
Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	95.0	80.5	57.8
High risk [member]
Market Risk [line items]
IRC (one-year measure)	371.4
High risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	268.8
High risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	111.2
Low risk [member]
Market Risk [line items]
IRC (one-year measure)	253.0
Low risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	164.1
Low risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	77.3
Average risk [member]
Market Risk [line items]
IRC (one-year measure)	284.1	263.9	215.9	$ 266.6	$ 200.9
Average risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	191.1	194.9	154.6	193.3	139.6
Average risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	$ 93.0	$ 69.0	$ 61.3	$ 73.3	$ 61.3